NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      MARYLAND
     TRUST 311
              (MARYLAND TRADITIONAL TRUST 311)

            Estimated Current Return
            First
            Year: 4.98% to 5.18%
            Subsequent
            Years: 5.00% to 5.20%
            as of 10/26/95

            Estimated Long Term Return
            5.02% to 5.30%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds
                  Cusip:
                  67102E 253 Monthly Payment Option
                  67102E 261 Quarterly Payment Option
                  67102E 279 Semi-Annual Payment Option

                  Registered in Maryland
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--MARYLAND TRADITIONAL TRUST 311
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT OCTOBER 27, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Washington Metropolitan Area Transit Authority (District of        2004 at 102          AAA           Aaa
                  Columbia), Gross Revenue Transit Refunding Bonds, Series
                  1993, 5.25% Due 7/1/14. (FGIC Insured.)
     500,000    Maryland Health and Higher Educational Facilities Authority,       2003 at 102          AAA           Aaa
                  Revenue Bonds, Anne Arundel Medical Center Issue, Series
                  1993, 5.00% Due 7/1/23. (Original issue discount bonds
                  delivered on or about March 30, 1993 at a price of 93.00%
                  of principal amount.)(AMBAC Insured.)
     500,000    Maryland Stadium Authority, Ocean City Convention Center           2005 at 101          AA            Aa
                  Expansion Lease Revenue Bonds, Series 1995, 5.375% Due
                  12/15/12.
     500,000    Maryland Water Quality Financing Administration, Revolving         2005 at 100          AA            Aa
                  Loan Fund Refunding Revenue Bonds, Series 1995 A, 5.50%
                  Due 9/1/11.
     500,000    City of Baltimore, Maryland (Mayor and City Council of             No Optional          AAA           Aaa
                  Baltimore), Refunding Revenue Bonds (Wastewater Projects),          Call
                  Series 1994-A, 5.00% Due 7/1/22. (Original issue discount
                  bonds delivered on or about February 24, 1994 at a price
                  of 94.22% of principal amount.)(FGIC Insured.)
     500,000    Harford County, Maryland, Consolidated Public Improvement          2003 at 102          AA-           Aa
                  and Refunding Bonds, Series 1993, 4.90% Due 12/1/12.
                  (General Obligation Bonds.)
     500,000    Howard County, Maryland, Metropolitan District Bonds, 1995         2004 at 101          AA+           Aa1
                  Series A, 5.90% Due 2/15/25. (General Obligation Bonds.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    100.80     (4.98%)  5.00%     (5.01%)  5.03%     (5.03%)  5.05%
500-999                 50,000-99,999   4.75          100.64     (4.98)   5.01      (5.02)   5.04      (5.03)   5.06
1,000-2,499           100,000-249,999   4.50          100.38     (5.00)   5.02      (5.03)   5.05      (5.05)   5.07
2,500-4,999           250,000-499,999   4.25          100.12     (5.01)   5.03      (5.04)   5.06      (5.06)   5.08
5,000-9,999           500,000-999,999   3.50           99.34     (5.05)   5.07      (5.08)   5.10      (5.10)   5.12
10,000-24,999     1,000,000- 2,499,999  3.00           98.82     (5.08)   5.10      (5.11)   5.13      (5.13)   5.15
25,000-49,999     2,500,000- 4,999,999  2.50           98.32     (5.10)   5.12      (5.13)   5.16      (5.15)   5.18
50,000 and over    5,000,000 and over   2.00           97.82     (5.13)   5.15      (5.16)   5.18      (5.18)   5.20

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.80          5.02%            5.05%            5.07%
500-999                 50,000-99,999   4.75          100.64          5.02             5.06             5.07
1,000-2,499           100,000-249,999   4.50          100.38          5.05             5.08             5.10
2,500-4,999           250,000-499,999   4.25          100.12          5.07             5.10             5.12
5,000-9,999           500,000-999,999   3.50           99.34          5.13             5.16             5.18
10,000-24,999     1,000,000- 2,499,999  3.00           98.82          5.17             5.20             5.22
25,000-49,999     2,500,000- 4,999,999  2.50           98.32          5.21             5.24             5.26
50,000 and over    5,000,000 and over   2.00           97.82          5.25             5.28             5.30

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4756(1)                                                               $  5.0378
                                                             --------    $.4197 every month    --------
Quarterly Distribution Plan...........  $   .4756(1)   $   .8448(2)   $  1.2672      $  1.2672      $  1.2672      $  5.0698
Semi-Annual Distribution Plan.........  $   .4756(1)                  $  2.1195(3)                  $  2.5434      $  5.0888
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.06 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01399 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.4756 per unit for the 34-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.4756 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01399              Quarterly - $0.01408
                             Semi-Annual - $0.01413
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 21.8 years.
The first bond is scheduled to mature in September, 2011, with the last bond maturity being February, 2025.

-------------------------------------------------------

QUALITY OF PORTFOLIO AS RATED BY
STANDARD & POOR'S, A DIVISION OF THE MCGRAW HILL COMPANIES
OR MOODY'S INVESTORS SERVICE, INC.
-------------------------------------------------------

Rating                    Percent of Portfolio
Category                  Par Value
--------------------------------------------------------------------
AAA                           43%
AA                            57
                             ---
                             100%

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
     INTERMEDIATE
     INSURED
     TRUST 82

            Estimated Current Return
            First
            Year: 4.34% to 4.48%
            Subsequent
            Years: 4.35% to 4.49%
            as of 10/26/95

            Estimated Long Term Return
            4.33% to 4.64%
             50,000 units in a
             diversified $5,000,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67093J 196 Monthly Payment Option
                  67093J 204 Quarterly Payment Option
                  67093J 212 Semi-Annual Payment Option

                  Registered in all states
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, INTERMEDIATE INSURED TRUST 82
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT OCTOBER 27, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    State of Connecticut, Special Tax Obligation Refunding             2004 at 101          AAA           Aaa
                  Bonds, Transportation Infrastructure Purposes, 1995 Series
                  C, 4.80% Due 10/1/05.
     500,000    Chicago School Finance Authority, Illinois, General                2004 at 102          AAA           Aaa
                  Obligation School Financing Bonds, Series 1994A, 4.90% Due
                  6/1/05.
     500,000    State of Illinois, Build Illinois Bonds (Sales Tax Revenue         No Optional          AAA           Aaa
                  Bonds), Series S, 4.70% Due 6/15/05.                                Call
     475,000    Mayor and City Council of Ocean City, Maryland, General            No Optional          AAA           Aaa
                  Obligation Municipal Purpose Bonds of 1995, 5.125% Due              Call
                  10/1/05.
     500,000    Western Monmouth Utilities Authority (Monmouth County, New         No Optional          AAA           Aaa
                  Jersey), Revenue Refunding Bonds, 1995 Series A, 4.80% Due          Call
                  2/1/05. (General Obligation Bonds.) (When issued.)
     500,000    County of Nassau, New York, General Obligation Refunding           No Optional          AAA           Aaa
                  Bonds, Serial Combined Sewer Districts Refunding Bonds,             Call
                  Series 1993F, 5.10% Due 7/1/05.
     500,000    The City of Jackson, Tennessee, Hospital Revenue Refunding         2005 at 102          AAA           Aaa
                  and Improvement Bonds, Series 1995 (Jackson-Madison County
                  General Hospital Project), 5.30% Due 4/1/06.
     375,000    Harris County, Texas, Toll Road Unlimited Tax and                  No Optional          AAA           Aaa
                  Subordinate Lien Revenue Refunding Bonds, Series 1995A,             Call
                  0.00% Due 8/15/05. (Original issue discount bonds
                  delivered on or about October 26, 1995 at a price of
                  59.597% of principal amount.)(General Obligation Bonds.)
     345,000    Washington Public Power Supply System, Nuclear Project No. 3       No Optional          AAA           Aaa
                  Refunding Revenue Bonds, Series 1993C, 5.00% Due 7/1/05.            Call
     305,000    Washington Public Power Supply System, Nuclear Project No. 3       No Optional          AAA           Aaa
                  Refunding Revenue Bonds, Series 1993B, 5.40% Due 7/1/05.            Call
     500,000    Platte County, Wyoming, Pollution Control Refunding Revenue        No Optional          AAA           Aaa
                  Bonds, Series 1994 (Basin Electric Power                            Call
                  Cooperative-Laramie River Station Project), 4.95% Due
                  1/1/06.
  ----------
  $5,000,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   3.90 %   $    100.78     (4.34%)  4.35%     (4.37%)  4.38%     (4.39%)  4.40%
500-999                 50,000-99,999   3.70          100.57     (4.35)   4.36      (4.38)   4.39      (4.40)   4.41
1,000-2,499           100,000-249,999   3.50          100.36     (4.36)   4.37      (4.39)   4.40      (4.41)   4.42
2,500-4,999           250,000-499,999   3.25          100.10     (4.37)   4.38      (4.40)   4.41      (4.42)   4.43
5,000-9,999           500,000-999,999   3.00           99.85     (4.38)   4.39      (4.41)   4.42      (4.43)   4.44
10,000-24,999     1,000,000- 2,499,999  2.75           99.59     (4.39)   4.40      (4.42)   4.43      (4.44)   4.45
25,000-49,999     2,500,000- 4,999,999  2.50           99.33     (4.40)   4.41      (4.44)   4.45      (4.46)   4.47
50,000 and over    5,000,000 and over   2.00           98.83     (4.43)   4.44      (4.46)   4.47      (4.48)   4.49

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   3.90 %   $    100.78          4.33%            4.37%            4.39%
500-999                 50,000-99,999   3.70          100.57          4.36             4.39             4.42
1,000-2,499           100,000-249,999   3.50          100.36          4.38             4.42             4.44
2,500-4,999           250,000-499,999   3.25          100.10          4.41             4.45             4.47
5,000-9,999           500,000-999,999   3.00           99.85          4.45             4.49             4.51
10,000-24,999     1,000,000- 2,499,999  2.75           99.59          4.47             4.51             4.53
25,000-49,999     2,500,000- 4,999,999  2.50           99.33          4.51             4.55             4.57
50,000 and over    5,000,000 and over   2.00           98.83          4.58             4.62             4.64

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.
--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4137(1)                                                               $  4.3847
                                                             --------    $.3651 every month    --------
Quarterly Distribution Plan...........  $   .4137(1)   $   .7356(2)   $  1.1034      $  1.1034      $  1.1034      $  4.4167
Semi-Annual Distribution Plan.........  $   .4137(1)                  $  1.8480(3)                  $  2.2176      $  4.4357
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.05 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01217 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.4137 per unit for the 34-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.4137 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01217              Quarterly - $0.01226
                             Semi-Annual - $0.01232
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INCOME
There are 11 Tax-exempt bond issues in this trust; this diversified portfolio yields current income from issuers in 8 states .

-------------------------------------------------------
                         Percent                                      Percent
                        of Total                                     of Total
                          Income                                       Income
-------------------------------------------------------
Connecticut                 10.4  %          New York                    11.0  %
Illinois                    20.9             Tennessee                   11.5
Maryland                    10.5             Washington                  14.6
New Jersey                  10.4             Wyoming                     10.7

-------------------------------------------------------
AVERAGE PORTFOLIO LIFE The average maturity of portfolio bonds is 9.8 years.

Year Bonds Mature                        Amount      Percent
-------------------------------------  ----------  -----------
2005.................................       4,000        80.0%
2006.................................       1,000        20.0

-------------------------------------------------------
BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------
CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------
UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------
* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------
FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
832

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      NEW JERSEY
     INSURED
     TRUST 199

            Estimated Current Return
            First
            Year: 5.05% to 5.25%
            Subsequent
            Years: 5.06% to 5.27%
            as of 10/26/95

            Estimated Long Term Return
            5.11% to 5.37%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706LA 225 Monthly Payment Option
                  6706LA 233 Quarterly Payment Option
                  6706LA 241 Semi-Annual Payment Option

                  Registered in New Jersey
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NEW JERSEY INSURED TRUST 199
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT OCTOBER 27, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    New Jersey Building Authority, State Building Revenue Bonds,       2003 at 102          AAA           Aaa
                  1994 Series, 5.00% Due 6/15/16.
     500,000    New Jersey Economic Development Authority, Revenue Bonds           2003 at 102          AAA           Aaa
                  (Saint Barnabas Realty Development Corporation Project),
                  Series 1993, 5.25% Due 7/1/13.
     500,000    New Jersey Educational Facilities Authority, Revenue Bonds,        2005 at 101          AAA           Aaa
                  New Jersey Institute of Technology, Series 1995 E, 5.375%
                  Due 7/1/25. (When issued.)
     500,000    New Jersey Transportation Trust Fund Authority,                    2005 at 102          AAA           Aaa
                  Transportation System Bonds, 1995 Series A, 5.50% Due
                  6/15/12.
     475,000    Camden County Improvement Authority (Camden County, New            2005 at 102          AAA           Aaa
                  Jersey), County Guaranteed Lease Revenue Bonds, Series of
                  1995, 5.625% Due 10/1/15. (General Obligation Bonds.)
     525,000    The Pollution Control Financing Authority of Salem County          2003 at 102          AAA           Aaa
                  (New Jersey), Pollution Control Revenue Refunding Bonds,
                  1993 Series C (Public Service Electric and Gas Company
                  Project), 5.55% Due 11/1/33.
     500,000    The Port Authority of New York and New Jersey, Consolidated        2005 at 101          AAA           Aaa
                  Bonds, One Hundredth Series, 5.75% Due 6/15/30.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    102.42     (5.05%)  5.06%     (5.08%)  5.10%     (5.10%)  5.11%
500-999                 50,000-99,999   4.75          102.26     (5.06)   5.07      (5.09)   5.10      (5.11)   5.12
1,000-2,499           100,000-249,999   4.50          101.99     (5.07)   5.09      (5.10)   5.12      (5.12)   5.14
2,500-4,999           250,000-499,999   4.25          101.72     (5.08)   5.10      (5.12)   5.13      (5.13)   5.15
5,000-9,999           500,000-999,999   3.50          100.93     (5.12)   5.14      (5.16)   5.17      (5.17)   5.19
10,000-24,999     1,000,000- 2,499,999  3.00          100.41     (5.15)   5.17      (5.18)   5.20      (5.20)   5.22
25,000-49,999     2,500,000- 4,999,999  2.50           99.90     (5.18)   5.19      (5.21)   5.22      (5.23)   5.24
50,000 and over    5,000,000 and over   2.00           99.39     (5.20)   5.22      (5.23)   5.25      (5.25)   5.27

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    102.42          5.11%            5.13%            5.15%
500-999                 50,000-99,999   4.75          102.26          5.11             5.14             5.16
1,000-2,499           100,000-249,999   4.50          101.99          5.14             5.17             5.19
2,500-4,999           250,000-499,999   4.25          101.72          5.15             5.18             5.20
5,000-9,999           500,000-999,999   3.50          100.93          5.21             5.24             5.26
10,000-24,999     1,000,000- 2,499,999  3.00          100.41          5.25             5.28             5.30
25,000-49,999     2,500,000- 4,999,999  2.50           99.90          5.29             5.32             5.34
50,000 and over    5,000,000 and over   2.00           99.39          5.32             5.35             5.37

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4896(1)                                                               $  5.1872
                                                             --------    $.4320 every month    --------
Quarterly Distribution Plan...........  $   .4896(1)   $   .8694(2)   $  1.3041      $  1.3041      $  1.3041      $  5.2192
Semi-Annual Distribution Plan.........  $   .4896(1)                  $  2.1825(3)                  $  2.6190      $  5.2382
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.06 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01440 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.4896 per unit for the 34-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.4896 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01440              Quarterly - $0.01449
                             Semi-Annual - $0.01455
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 25.4 years.
The first bond is scheduled to mature in June, 2012, with the last bond maturity being November, 2033.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      OHIO
     INSURED
     TRUST 129

            Estimated Current Return
            5.05% to 5.26%
            as of 10/26/95

            Estimated Long Term Return
            5.12% to 5.41%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67101Y 821 Monthly Payment Option
                  67101Y 839 Quarterly Payment Option
                  67101Y 847 Semi-Annual Payment Option

                  Registered in Ohio
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, OHIO INSURED TRUST 129
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT OCTOBER 27, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Ohio Air Quality Development Authority, State of Ohio,             2003 at 102          AAA           Aaa
                  Pollution Control Revenue Refunding Bonds, 1993 Series B
                  (Ohio Edison Company Project), 5.625% Due 11/15/29.
     500,000    State of Ohio (Ohio Higher Educational Facility Commission),       2004 at 102          AAA           Aaa
                  Higher Educational Facility Revenue Bonds (University of
                  Dayton 1994 Project), 5.80% Due 12/1/14.
     275,000    Ohio Water Development Authority, State of Ohio, Water             2005 at 101          AAA           Aaa
                  Pollution Control Loan Fund Revenue Bonds, Water Quality
                  Series 1995, 5.50% Due 12/1/15. (When issued.)
     500,000    Buckeye Valley Local School District, Ohio, General                2005 at 101          AAA           Aaa
                  Obligation Bonds, School Improvement Bonds, Series 1995A,
                  5.25% Due 12/1/20. (Original issue discount bonds
                  delivered on or about June 28, 1995 at a price of 93.00%
                  of principal amount.)
     225,000    City of Huber Heights, Ohio, Water System Revenue Bonds,           No Optional          AAA           Aaa
                  Series 1995, 0.00% Due 12/1/18. (Original issue discount            Call
                  bonds delivered on or about September 29, 1995 at a price
                  of 24.57% of principal amount.)
     500,000    City of Middleburg Heights, Ohio, Hospital Improvement             2008 at 102          AAA           Aaa
                  Refunding Revenue Bonds, Series 1995 (Southwest General
                  Health Center Project), 5.75% Due 8/15/21.
     500,000    Northeast Ohio Regional Sewer District, Wastewater                 2005 at 101          AAA           Aaa
                  Improvement Revenue Refunding Bonds, Series 1995, 5.60%
                  Due 11/15/14.
     500,000    County of Ross, Ohio, Hospital Facilities Revenue Refunding        2003 at 102          AAA           Aaa
                  Bonds, Series 1993 (Medical Center Hospital), 5.60% Due
                  12/1/14.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.01          5.05%            5.08%            5.10%
500-999                 50,000-99,999   4.75           98.86          5.06             5.09             5.11
1,000-2,499           100,000-249,999   4.50           98.60          5.07             5.10             5.12
2,500-4,999           250,000-499,999   4.25           98.34          5.08             5.12             5.13
5,000-9,999           500,000-999,999   3.50           97.58          5.12             5.16             5.17
10,000-24,999     1,000,000- 2,499,999  3.00           97.07          5.15             5.18             5.20
25,000-49,999     2,500,000- 4,999,999  2.50           96.57          5.18             5.21             5.23
50,000 and over    5,000,000 and over   2.00           96.08          5.20             5.24             5.26

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.01          5.12%            5.16%            5.18%
500-999                 50,000-99,999   4.75           98.86          5.13             5.17             5.19
1,000-2,499           100,000-249,999   4.50           98.60          5.15             5.19             5.21
2,500-4,999           250,000-499,999   4.25           98.34          5.17             5.21             5.23
5,000-9,999           500,000-999,999   3.50           97.58          5.23             5.27             5.29
10,000-24,999     1,000,000- 2,499,999  3.00           97.07          5.27             5.31             5.33
25,000-49,999     2,500,000- 4,999,999  2.50           96.57          5.31             5.35             5.37
50,000 and over    5,000,000 and over   2.00           96.08          5.35             5.39             5.41

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4719(1)                                                               $  4.9987
                                                             --------    $.4164 every month    --------
Quarterly Distribution Plan...........  $   .4719(1)   $   .8382(2)   $  1.2573      $  1.2573      $  1.2573      $  5.0307
Semi-Annual Distribution Plan.........  $   .4719(1)                  $  2.1030(3)                  $  2.5236      $  5.0497
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.06 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01388 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.4719 per unit for the 34-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.4719 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01388              Quarterly - $0.01397
                             Semi-Annual - $0.01402
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 23.4 years.
The first bond is scheduled to mature in November, 2014, with the last bond maturity being November, 2029.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.